Note 11 - Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three Months Ended June 30,						Six Months Ended June 30,
	2017			2016			2017			2016
Risk-free interest rate	1.6%	-	1.7%	1.1%	-	1.2%	1.6%	-	1.7%	1.1%	-	1.4%
Expected volatility		113%		80%	-	83%	110%	-	113%	78%	-	83%
Expected life (in years)		4.2			4.2			4.2			4.2
Expected dividend yield		-			-			-			-
Estimated forfeiture rates		20%		1%	-	7%		20%		1%	-	7%
Weighted average per share grant date fair value		$8.25			$8.25			$9.75			$9.00
Stock-based compensation		$315,540			$140,474			$667,821			$436,859

	Years Ended December 31,
	2016			2015
Risk-free interest rate	0.9%	to	1.8%	1.5%	to	1.7%
Expected volatility	78%	to	110%	58%	to	77%
Expected life (in years)		4.2		4.1	to	4.2
Expected dividend yield		0%			0%
Estimated forfeiture rates	1%	to	20%	1%	to	10%

Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number	Weighted Average Exercise Price
Outstanding as of January 1, 2017	28,092	$397.80
Granted during 2017	51,083	12.77
Exercised	-	-
Cancelled /expired	(1,567)	1,751.95
Outstanding as of June 30, 2017	77,608	$117.03
Exercisable as of June 30, 2017	31,234	$254.79

	Number of Options	Weighted Average Exercise Price
Outstanding as of January 1, 2015	2,666	$4,095.00
Granted during 2015	586	2,190.00
Exercised	(284)	2,370.00
Forfeited /expired	(74)	2,910.00
Outstanding as of December 31, 2015	2,894	3,915.00
Granted during 2016	25,844	91.50
Exercised	-	-
Forfeited /expired	(645)	3,928.50
Outstanding as of December 31, 2016	28,093	$397.50
Exercisable as of December 31, 2016	12,367	$768.00

Schedule Of Grants Under Stock Option Plan Details [Table Text Block]
Number
Consultant grants	333
Executive grants	50,583
Annual grants to outside directors	167
Total	51,083

	For the Years Ended December 31,
	2016	2015
Annual grants to outside directors	3,934	134
Executive grants	6,034	155
Employee grants	14,777	299
Non-employee grants	1,100	-
Total	25,845	588